CAPITAL DISCLOSURE (Narrative) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Disclosure [Abstract]
Shareholders' deficiency	$ (14,798,215)	$ (11,443,589)	$ (8,302,017)	$ (265,588)